401(k) Savings Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
401(k) Savings Plan
Note 13 401(k) Savings Plan
The Company maintains a 401(k) savings plan for the benefit of its employees. Employees can defer up to 90%
of their compensation subject to fixed annual limits. All current employees are eligible to participate in the 401(k) savings plan. Beginning January 2021, the Company is required to make matching contributions to the 401(k) savings plan equal to
100%
of the first
4%
of wages deferred by each participating employee. The Company incurred expenses for employer matching contributions of approximately
$0.7 million (unaudited) and $0 million for the nine months ended September 30, 2021 and 2020, respectively.

Note 17 401(k) Savings Plan
The Company maintains a 401(k) savings plan for the benefit of its employees. Employees can defer up to 90% of their compensation subject to fixed annual limits. The Company currently does not make matching contributions to the 401(k) savings plan. All current employees are eligible to participate in the 401(k) savings plan.